CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 111	$ 435
Long-term bank borrowings		554
Corporate bond	1,510	993
Private placement notes	1,055	1,160
Borrowings	2,676	3,142
Cash at bank	(350)	(1,290)	$ (1,762)
Net debt	2,339	1,852		$ 1,600
Non-current lease liabilities	147	141
Current lease liabilities	49	56
Net debt including lease liabilities	2,535	$ 2,049	1,926	$ 1,770
Interest swaps
Disclosure of detailed information about borrowings [line items]
Credit balance on derivatives	(13)
Net debt including lease liabilities	$ 13		$ (2)